Subsequent Events (Q3) (Details) - USD ($)	Jan. 02, 2024	Mar. 22, 2023	Jan. 31, 2024	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 05, 2021	Apr. 18, 2021
Stockholders' Equity Note [Abstract]
Stockholders redeemed shares (in Shares)		18,000,868
Trust account balance				$ 10,651,566	$ 194,224,782	$ 191,653,961
Principal amount of working capital promissory note							$ 200,000	$ 150,000
Subsequent Event [Member]
Stockholders' Equity Note [Abstract]
Stockholders redeemed shares (in Shares)	140,663
Principal amount of working capital promissory note			$ 1,500,000